Acquisition of control of the AGM - Disclosure of detailed information about purchase price allocation (Details) - AGM JV [Member] - Gold Fields Limited [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Assets Acquired [Abstract]
Cash and cash equivalents	$ 112,502
Accounts receivable	102
Inventories	41,158
Value added tax receivables	7,885
Prepaid expenses and other	5,509
Reclamation deposits	5,308
Mineral properties, plant and equipment	244,584
Liabilities Assumed [Abstract]
Accounts payable and accrued liabilities	(44,475)
Lease liabilities	(19,176)
Asset retirement provisions	(53,537)
Net assets acquired	299,860
Non-controlling interest	(1,890)
Fair value of consideration	$ 297,970